Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

April 29, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Burnham Investors Trust (the “Trust”) -

Registration Nos. 002-17226/811-00994

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 104 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 66 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of the Trust (the “Amendment”).

Pursuant to Rule 485 under the 1933 Act, it is proposed that the Amendment become effective on May 1, 2015. The purpose of the amendment is to respond to the Staff’s comments on Post-Effective Amendment No. 103 and to update annual financial and other information with respect to each of the series of the Trust.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-3307.

Sincerely,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosures